Accounts Receivable - Summary of aging analysis of accounts receivable (Detail) - HKD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Aging Anaylsis Of Accounts Receivable [Line Items]
Accounts receivable	$ 346,379,574	$ 161,093,054
Current [member]
Disclosure Of Aging Anaylsis Of Accounts Receivable [Line Items]
Accounts receivable	294,541,514	95,469,641
Within 1 month [member]
Disclosure Of Aging Anaylsis Of Accounts Receivable [Line Items]
Accounts receivable	41,032,006	732,497
1 to 3 months [member]
Disclosure Of Aging Anaylsis Of Accounts Receivable [Line Items]
Accounts receivable	5,232,320	840,942
Over 3 months [member]
Disclosure Of Aging Anaylsis Of Accounts Receivable [Line Items]
Accounts receivable	$ 5,573,734	$ 64,049,974